Submission	Feb. 14, 2025
Submission [Line Items]
Central Index Key	0000899629
Registrant Name	ACADIA REALTY TRUST
Registration File Number	333-275356
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES